Due from Unrelated Parties	9 Months Ended
Sep. 30, 2011
Due from Unrelated Parties
Due from Unrelated Parties

Note 5 - Due from Unrelated Parties

As of September 30, 2011 and December 31, 2010, the Company had outstanding loans to unrelated parties of $532,532 and $578,396, respectively. These loans are good-faith based, non-interest bearing and payable on demand.